Segment Information - Summary of Geographical Analysis of Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 5,507	$ 25,474
Switzerland [Member]
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	5,414	25,385
USA [Member]
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 93	$ 89